Investment Objectives and Goals	Apr. 30, 2025
MFS Corporate Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Corporate Bond Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.
MFS Limited Maturity Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Limited Maturity Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital preservation.
MFS Municipal Limited Maturity Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Municipal Limited Maturity Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax, but also considering capital preservation.
MFS Total Return Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Total Return Bond Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.